Unaudited Condensed Consolidated Statements of Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue
Vessel revenue	$ 273,607	$ 600,407
Operating expenses
Vessel operating costs	(163,900)	(161,221)
Voyage expenses	(2,781)	(7,125)
Depreciation - owned or sale and leaseback vessels	(98,006)	(94,943)
Depreciation - right of use assets for vessels	(22,041)	(26,806)
General and administrative expenses	(26,884)	(36,010)
Total operating expenses	(313,612)	(326,105)
Operating (loss) / income	(40,005)	274,302
Other (expense) and income, net
Financial expenses	(69,973)	(83,892)
Loss on Convertible Notes exchange	(5,504)	0
Financial income	412	860
Other expenses, net	(106)	(702)
Total other expense, net	(75,171)	(83,734)
Net (loss) / income	(115,176)	190,568
Attributable to:
Equity holders of the parent	$ (115,176)	$ 190,568
(Loss) / Earnings per share
Basic (in dollars per share)	$ (2.12)	$ 3.48
Diluted (in dollars per share)	$ (2.12)	$ 3.21
Basic weighted average shares outstanding (in shares)	54,388,504	54,747,345
Diluted weighted average shares outstanding (in shares)	54,388,504	61,801,095